Note 46 Provisions or reversal of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions	€ 3	€ 31	€ (89)
Commitments And Guarantees Given	(84)	76	87
Pending Legal Issues And Tax Litigation	191	171	210
Other provisions	88	95	84
Provisions or reversal of provisions	€ 198	€ 373	€ 291